                              AMSOUTH MUTUAL FUNDS

                                  INCOME FUNDS

                     SUPPLEMENT DATED FEBRUARY 13, 1998 TO
                       PROSPECTUS DATED DECEMBER 1, 1997

     Capitalized terms used in this Supplement and not defined have the meaning assigned to them in the Prospectus.

     The Prospectus is hereby amended as follows:

     Paragraph 5 under "INVESTMENT ADVISOR" on page 42 is amended to read as follows and a new paragraph is also added:

          Dorothy E. Thomas, CFA is the portfolio manager for the Municipal Bond Fund since inception and as such, has primary responsibility for the day-to-day portfolio management of the Fund's portfolio. Ms. Thomas has been associated with AmSouth's Trust Investment Group for over ten years and is currently Vice President and Trust Investment Officer.

          Steven L. Cass, effective February 11, 1998, is the portfolio manager for the Florida Fund and, as such, has primary responsibility for the day-to-day portfolio management of the Fund's portfolio. Mr. Cass has been associated with AmSouth's Trust Investment Group since October, 1995 and is currently Assistant Vice President and Trust Investment Officer. Mr. Cass was a registered representative and insurance agent employed by First of America Securities, Great Western Financial Securities, and CM Financial Group for three years prior to joining AmSouth.

                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE

AS2S021398

                              AMSOUTH MUTUAL FUNDS

                                 PREMIER SHARES

                     SUPPLEMENT DATED FEBRUARY 13, 1998 TO
                       PROSPECTUS DATED DECEMBER 1, 1997

     Capitalized terms used in this Supplement and not defined have the meaning assigned to them in the Prospectus.

     The Prospectus is hereby amended as follows:

     Paragraph 5 under "INVESTMENT ADVISOR" on page 58 is amended to read as follows and a new paragraph is also added:

          Dorothy E. Thomas, CFA is the portfolio manager for the Municipal Bond Fund since inception and as such, has primary responsibility for the day-to-day portfolio management of the Fund's portfolio. Ms. Thomas has been associated with AmSouth's Trust Investment Group for over ten years and is currently Vice President and Trust Investment Officer.

          Steven L. Cass, effective February 11, 1998, is the portfolio manager for the Florida Fund and, as such, has primary responsibility for the day-to-day portfolio management of the Fund's portfolio. Mr. Cass has been associated with AmSouth's Trust Investment Group since October, 1995 and is currently Assistant Vice President and Trust Investment Officer. Mr. Cass was a registered representative and insurance agent employed by First of America Securities, Great Western Financial Securities, and CM Financial Group for three years prior to joining AmSouth.

                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE

AS4S021398